Operating Segment Table - MDA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues									$ 145,620		$ 142,130		$ 143,030		$ 142,829	$ 145,132
Interest and other financial charges									8,403		8,839		10,523
Income Tax Expense (Benefit)									1,996		1,147		3,096
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									16,450		14,897		17,135
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									891		(395)		(175)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	5,339	3,509	3,545	2,952	3,364	3,181	3,299	3,511	15,345		13,355		13,864
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									145,620		142,130		143,030		142,829	145,132
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0		0		0
GE Capital [Member]
Segment Reporting Information [Line Items]
Interest and other financial charges									7,318		7,990		9,712
Income Tax Expense (Benefit)									362		(521)		1,083
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Interest and other financial charges									1,085		849		811
Income Tax Expense (Benefit)									1,634		1,668		2,013
GE
Segment Reporting Information [Line Items]
Revenues									114,353	[1]	110,433	[1]	110,069	[1]
Interest and other financial charges									1,579	[1]	1,333	[1]	1,353	[1]	1,299	1,600
Income Tax Expense (Benefit)									1,634	[1]	1,668	[1]	2,013	[1]	4,839	2,024
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									15,926	[1]	15,365	[1]	15,989	[1]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									891	[1]	(395)	[1]	(175)	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									15,183	[1]	13,302	[1]	13,801	[1]
GE | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									149,658		143,754		144,521		139,836	130,636
Operating Income (Loss)									23,780		22,455		21,900		21,486	18,947
GE | Power And Water [Member]
Segment Reporting Information [Line Items]
Revenues									26,595		23,777		27,180
GE | Power And Water [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									27,564		24,724		28,299		25,675	24,779
Operating Income (Loss)									5,352		4,992		5,422		5,021	5,804
GE | Power And Water [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									969		947		1,119
GE | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues									18,275		16,615		14,927
GE | Oil And Gas [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									18,676		16,975		15,241		13,608	9,433
Operating Income (Loss)									2,585		2,178		1,924		1,660	1,406
GE | Oil And Gas [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									401		360		314
GE | Energy Management [Member]
Segment Reporting Information [Line Items]
Revenues									6,429		6,721		6,925
GE | Energy Management [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									7,319		7,569		7,412		6,422	5,161
Operating Income (Loss)									246		110		131		78	156
GE | Energy Management [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									890		848		487
GE | Aviation [Member]
Segment Reporting Information [Line Items]
Revenues									23,298		21,411		19,322
GE | Aviation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									23,990		21,911		19,994		18,859	17,619
Operating Income (Loss)									4,973		4,345		3,747		3,512	3,304
GE | Aviation [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									692		500		672
GE | Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues									18,293		18,186		18,253
GE | Healthcare [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									18,299		18,200		18,290		18,083	16,897
Operating Income (Loss)									3,047		3,048		2,920		2,803	2,741
GE | Healthcare [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									6		14		37
GE | Transportation [Member]
Segment Reporting Information [Line Items]
Revenues									5,652		5,873		5,597
GE | Transportation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									5,650		5,885		5,608		4,885	3,370
Operating Income (Loss)									1,130		1,166		1,031		757	315
GE | Transportation [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									(2)		12		11
GE | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Revenues									8,382		8,313		7,944
GE | Appliances And Lighting [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									8,404		8,338		7,967		7,693	7,957
Operating Income (Loss)									431		381		311		237	404
GE | Appliances And Lighting [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									22		25		23
GE | Industrial Segments [Member]
Segment Reporting Information [Line Items]
Revenues									106,924		100,896		100,148
GE | Industrial Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									109,902		103,602		102,811		95,225	85,216
Operating Income (Loss)									17,764		16,220		15,486		14,068	14,130
GE | Industrial Segments [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									2,978		2,706		2,663
GE | GE Capital [Member]
Segment Reporting Information [Line Items]
Revenues									38,429		39,043		40,717
GE | GE Capital [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									39,756		40,152		41,710		44,611	45,420
Operating Income (Loss)									6,016		6,235		6,414		7,418	4,817
GE | GE Capital [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									1,327		1,109		993
GE | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									267		2,191		2,165
GE | Corporate Items And Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									(4,038)		(1,624)		(1,491)		2,993	14,496
Operating Income (Loss)									(6,225)		(6,002)		(4,718)		(288)	(1,012)
GE | Corporate Items And Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									(4,305)		(3,815)		(3,656)
GECC
Segment Reporting Information [Line Items]
Revenues	10,535	9,754	9,582	9,885	10,380	9,918	10,042	9,812	39,756	[1]	40,152	[1]	41,710	[1]	44,611	45,420
Interest and other financial charges									7,318	[1]	7,990	[1]	9,712	[1]
Income Tax Expense (Benefit)									362	[1]	(521)	[1]	1,083	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									6,862	[1]	6,065	[1]	7,683	[1]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									896	[1]	(329)	[1]	(322)	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ 7,396	[1]	$ 6,257	[1]	$ 6,278	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.